PROSPECTUS

                                 [company logo]
                             American Century (sm)

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                    GROUP(R)

                               Prime Money Market

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

AMERICAN CENTURY INVESTMENTS


BENHAM GROUP

MONEY MARKET FUNDS
GOVERNMENT BOND FUNDS
DIVERSIFIED BOND FUNDS
MUNICIPAL BOND FUNDS

Prime Money
Market


AMERICAN CENTURY GROUP

ASSET ALLOCATION &
BALANCED FUNDS
CONSERVATIVE EQUITY FUNDS
SPECIALTY FUNDS


TWENTIETH CENTURY(R) GROUP

GROWTH FUNDS
INTERNATIONAL FUNDS

                                 [inside cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                               Prime Money Market

                       AMERICAN CENTURY INVESTMENT TRUST

     American Century Investment Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group (the "Fund") is described in this Prospectus. The other funds are described in separate prospectuses.

     INVESTMENTS IN THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

     American Century offers retail investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the Fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated in this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY-BENHAM
PRIME MONEY MARKET FUND

     The Fund's investment objective is to seek the highest level of current income consistent with preservation of capital.

     The  Fund  buys   high-quality,   U.S.   dollar-denominated   money  market
instruments  and  other  short-term   obligations  of  banks,   governments  and
corporations.

     INVESTMENTS IN THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

There is no assurance that the Fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective                           American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ............................. 4
Financial Highlights ................................................ 5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund ..................................... 6
   Investment Objective ............................................. 6
   Eligible Investments ............................................. 6
   Portfolio Investment Quality and Maturity Criteria ............... 6
   Diversification .................................................. 7
   Industry Concentration ........................................... 7
Risk Factors and Investment Techniques .............................. 7
   Corporate Obligations ............................................ 7
   Bank Obligations ................................................. 8
   Government Obligations ........................................... 8
   Variable and Floating-Rate Instruments ........................... 8
   Restricted and Illiquid Securities ............................... 9
   U.S. Dollar-Denominated Foreign Securities ....................... 9
Other Investment Practices, Their Characteristics and Risks ......... 9
   Repurchase Agreements ............................................ 9
   When-Issued and Forward Commitment Agreements .................... 9
   Borrowing ........................................................10
   Other Techniques .................................................10
Performance Advertising .............................................10

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ........................................11
Investing in American Century .......................................11
How to Open an Account ..............................................11
     By Mail ........................................................11
     By Wire ........................................................11
     By Exchange ....................................................12
     In Person ......................................................12
   Subsequent Investments ...........................................12
     By Mail ........................................................12
     By Telephone ...................................................12
     By Online Access ...............................................12
     By Wire ........................................................12
     In Person ......................................................12
   Automatic Investment Plan ........................................12
How to Exchange from One Account to Another .........................12
     By Mail ........................................................13
     By Telephone ...................................................13
     By Online Access ...............................................13
How to Redeem Shares ................................................13
     By Mail ........................................................13
     By Telephone ...................................................13
     By Check-A-Month ...............................................13
     Other Automatic Redemptions ....................................13
   Redemption Proceeds ..............................................13
     By Check .......................................................13
     By Wire and ACH ................................................13
   Redemption of Shares in Low-Balance Accounts .....................13
Signature Guarantee .................................................14
Special Shareholder Services ........................................14
     Automated Information Line .....................................14
     Online Account Access ..........................................14
     Checkwriting ...................................................14
     Tax-Qualified Retirement Plans .................................15
Important Policies Regarding Your Investments .......................15
Reports to Shareholders .............................................16
Employer-Sponsored Retirement Plans and Institutional Accounts ......16

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .........................................................17
   When Share Price Is Determined ...................................17
   How Share Price Is Determined ....................................17
   Where to Find Yield Information ..................................18
Distributions .......................................................18
Taxes ...............................................................18
   Tax-Deferred Accounts ............................................18
   Taxable Accounts .................................................18
Management ..........................................................19
   Investment Management ............................................19
   Code of Ethics ...................................................20
   Transfer and Administrative Services .............................20
Distribution of Fund Shares .........................................21
Expenses ............................................................21
Further Information About American Century ..........................21

Prospectus                                                Table of Contents    3


TRANSACTION AND OPERATING EXPENSE TABLE

                                                              Prime Money Market

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ............................ none
Maximum Sales Load Imposed on Reinvested Dividends ................. none
Deferred Sales Load ................................................ none
Redemption Fee(1) .................................................. none
Exchange Fee ....................................................... none

ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of net assets)

Management Fees .................................................... .19%
12b-1 Fees ......................................................... none
Other Expenses ..................................................... .31%
Total Fund Operating Expenses ...................................... .50%

EXAMPLE

You would pay the following expenses on a                 1 year     $  5
$1,000 investment, assuming a 5% annual return and       3 years       16
redemption at the end of each time period:               5 years       28
                                                        10 years       63

     (1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

     (2) Benham Management Corporation (the "Manager") has agreed to limit each Fund's total operating expenses to specified percentages of each Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The current expense limitation for the Fund is .50%. This expense limitation is subject to annual renewal in June, 1998. If the expense limitation was not in effect, the Fund's Management Fee, Other Expenses and Total Fund Operating Expenses would be as follows, respectively: .31%, .31% and .62%.

     The Fund pays the Manager advisory fees equal to an annualized percentage of the Fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Fund. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4    Transaction and Operating Expense Table        American Century Investments


FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors. Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended February 29 and 28, except as noted.

                                                               1996            1995        1994(1)


PER-SHARE DATA
Net Asset Value, Beginning of Period .......................   $1.00          $1.00         $1.00
                                                              --------       --------      --------
Income from Investment Operations

   Net Investment Income ...................................     .0560          .0493         .0095
                                                              --------       --------      --------
Distributions

   From Net Investment Income ..............................    (.0560)        (.0493)       (.0095)
                                                              --------       --------      --------
Net Asset Value, End of Period .............................   $1.00          $1.00         $1.00
                                                              --------       --------      --------
   TOTAL RETURN(2) .........................................    5.60%          4.93%          .96%
                                                              ========       ========      ========

SUPPLEMENTAL DATA AND RATIOS

   Ratio of Operating Expenses to Average Net Assets(3) ....     .48%           .04%           0%

   Ratio of Operating Expenses to Average Net Assets
     (Before Reimbursement)(3) .............................     .62%           .71%         1.49%(4)

   Ratio of Net Investment Income to Average Net Assets ....    5.43%          5.28%         3.35%(4)

   Ratio of Net Investment Income to Average Net Assets
     (Before Reimbursement) ................................    5.29%          4.61%         1.86%(4)

   Net Assets, End of Period (in thousands) .............. $1,270,653      1,509,863          75,168

     (1) Commencement of operations for the Benham Prime Money Market Fund was November 17, 1993.

     (2) Total return figures assume reinvestment of dividends and are not annualized.

     (3) The ratios for the year ended February 29, 1996 include expenses paid through expense offset arrangements.

     (4)  Annualized.

Prospectus                                             Financial Highlights    5


INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The Fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the Fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

INVESTMENT OBJECTIVE

     The Fund's investment objective is to seek the highest level of current income consistent with preservation of capital. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

ELIGIBLE INVESTMENTS

     The Fund buys high-quality ("first-tier"), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, and corporations. The table below provides a brief overview of the Fund's possible investments. The obligations referenced in the table and the risks associated with investing in them are described in the section titled "Risk Factors and Investment Techniques," which begins on page 7.

ISSUERS                                   TYPES OF OBLIGATIONS

Domestic and foreign financial            Negotiable  certificates of
institutions (e.g., banks, broker-        deposit, bankers' acceptances,
dealers, insurance companies,             bank notes, and commercial
leasing and financing corpora-            paper (including floating-rate
tions)                                    agency securities)
-----------------------------------------------------------------------------
Domestic and foreign                      Commercial paper and short-
nonfinancial corporations                 term corporate debt obliga-
                                          tions (including fixed- and
                                          variable-rate notes and
                                          bonds)
-----------------------------------------------------------------------------
U.S. government and its                   U.S. Treasury bills, notes,
agencies and instrumentalities            bonds, and U.S. government
                                          agency obligations (including
                                          floating-rate agency securities)
-----------------------------------------------------------------------------
Foreign governments                       Commercial paper and
and their agencies and                    discount notes
instrumentalities


PORTFOLIO INVESTMENT QUALITY
AND MATURITY CRITERIA

     The Manager follows regulatory guidelines on quality and maturity for the Fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the Fund:

     (1)  Buys  only  U.S.   dollar-denominated   obligations   with   remaining
          maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

     (2) Maintains a dollar-weighted average portfolio maturity of 90 days or less;

     (3) Restricts its investments to high-quality obligations determined by the Manager to present minimal credit risks, pursuant to guidelines established by the board of trustees.

     To be considered high-quality, an obligation must be one of the following:

6    Information Regarding the Fund                 American Century Investments


     (1)  A U.S. government obligation;

     (2) Rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations ("rating agencies") (or one if only one has rated the obligation);

     (3) An unrated obligation judged by the Manager, pursuant to guidelines established by the board of trustees, to be of comparable quality.

     The Fund intends to buy only obligations which are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.

     The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the board of trustees.

DIVERSIFICATION

     In order to reduce investment risks, the Manager is required by law to diversify the Fund's investment portfolio. As a general rule, the Manager may not invest more than 5% of the Fund's total assets in securities issued by a single institution. In addition, the Fund must also limit its investments in securities subject to puts of a single institution.

     This  policy  does not apply to U.S.  government  securities,  in which the
Fund  may  invest   without   limitation.   See  the   Statement  of  Additional
Information for a more detailed description.

INDUSTRY CONCENTRATION

     Under normal market conditions, 25% or more of the Fund's total assets are invested in obligations of issuers in the financial services industry. This industry concentration reflects that of the markets in which the Fund invests. More than half of the markets' commercial paper is issued by companies or organizations in the financial services industry.

     For temporary defensive purposes, less than 25% of the Fund's total assets may be invested in obligations of issuers in the financial services industry. The manager will not invest more than 25% of the Fund's total assets in any other industry.

RISK FACTORS AND INVESTMENT TECHNIQUES

     The Fund may be appropriate for investors who seek to (1) earn income at current money market rates while preserving their investments; (2) use the Fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds, and stocks; or (3) use the Fund to place investment monies as part of a dollar-cost averaging investment program.

     Because the Fund emphasizes stability, it will not generate as much income as a bond fund. No single fund constitutes a balanced investment plan.

     Corporations and governments address their short-term borrowing and cash-flow management needs in a highly liquid, worldwide financial market called the "money market." The following is a brief description of the types of money market instruments the Fund may buy.

CORPORATE OBLIGATIONS

     Commercial paper is issued by large corporations to raise cash. The maximum maturity for commercial paper is 270 days, although most commercial paper is issued with maturities of 60 days or less. Commercial paper is offered at a discount with its full face value paid at maturity.

     Although commercial paper rates generally fluctuate with the value of the London Interbank Offered Rate (LIBOR), Treasury bills, bankers' acceptances, and certificates of deposit, they are also influenced by (1) the issuer's size and credit rating and (2) the commercial paper maturity date.

     Smaller or lower-rated corporations may tap the commercial paper market through asset-backed commercial paper programs. In a typical program, a special purpose corporation (a "SPC"), created and/or serviced by a bank, uses the proceeds from an issuance of commercial paper to purchase receivables from one or more corporations (sellers). The sellers transfer their interest in the cash flow from the receivables to the SPC, and this cash is used to pay interest and repay principal on the commercial paper. Letters of credit may be available to cover the risk that the cash flow from the receivables will not be sufficient to cover the maturing commercial paper.

Prospectus                                   Information Regarding the Fund    7


     The Fund may purchase corporate notes and bonds with remaining maturities of 13 months or less in the secondary market provided that each of these securities has characteristics consistent with regulatory requirements for money market funds.

BANK OBLIGATIONS

     Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The table below identifies the types of CDs the Fund may buy.

CD TYPE                          ISSUER

Domestic                         Domestic offices of U.S.
                                 banks
-----------------------------------------------------------------------------
Yankee                           U.S. branches of foreign
                                 banks
-----------------------------------------------------------------------------
Eurodollar                       Issued in London by U.S.,
                                 Canadian, European, and
                                 Japanese banks
-----------------------------------------------------------------------------
Schedule B                       Canadian subsidiaries of
                                 non-Canadian banks

     Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

     Bank notes are senior unsecured promissory notes issued in the U.S. by domestic commercial banks.

     The bank obligations the Fund may buy generally are not insured by the FDIC or any other insurer.

GOVERNMENT OBLIGATIONS

     U.S. Treasury securities differ from one another in their interest rates, maturities, and issuance and interest payment schedules. Treasury bills have initial maturities of one year or less; Treasury notes, two to ten years; and Treasury bonds, more than ten years.

     A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit for home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit System, the Student Loan Marketing Association, and the Resolution Funding Corporation.

     Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the U.S. government's discretionary authority to purchase certain obligations of the agency or instrumentality, and others are supported only by the credit of the issuing agency or instrumentality.

     Supranational organizations (generally, multilateral lending institutions, or "MLI"s) are created by governments to promote economic reconstruction and development. An MLI's creditworthiness is based not only on its own financial performance, but on the willingness and ability of member governments to support its lending activities.

     While maintaining strict financial controls to ensure liquidity and strong creditworthiness, MLIs finance their operations in the same manner as any other financial institution, with a combination of short- and long-term debt obligations. Short-term debt is usually issued in the form of short-term discount notes and commercial paper.

VARIABLE AND FLOATING-RATE INSTRUMENTS

     Variable-  and  floating-rate   instruments  are  issued  by  corporations,
financial institutions, and government agencies and instrumentalities.

     Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate, or LIBOR.

     Although the Fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instru-

8    Information Regarding the Fund                 American Century Investments


ments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

RESTRICTED AND ILLIQUID SECURITIES

     The Funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of trustees of the Funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the Fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. The Fund may not invest more than 10% of its total assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES

     The Fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 6. Consequently, the Fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

     Currently, the only securities held outside the United States in which the Fund expects to invest are EuroCDs, which are held in England. As a result, the Fund's exposure to these foreign investment risks is expected to be lower than funds which invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled "Portfolio Investment Quality and Maturity Criteria" on page 6 apply equally to securities of foreign and domestic issuers.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information regarding the investment practices of the Fund, see the Fund's Statement of Additional Information.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimum credit risk. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. At the direction of the board of trustees, the Manager has established procedures to minimize potential losses due to credit risk. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

WHEN-ISSUED AND FORWARD
COMMITMENT AGREEMENTS

     The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objectives of the Fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occurs 1 to 7 days after the commitment to purchase.

Prospectus                                   Information Regarding the Fund    9


Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the Fund.

BORROWING

     The Fund may borrow money only for temporary or emergency purposes. Borrowings are not expected to exceed 5% of the Fund's total assets.

OTHER TECHNIQUES

     The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Fund including reverse repurchase agreements. When SEC guidelines require it to do so, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover the Fund's obligations.

PERFORMANCE ADVERTISING

     From time to time, the Fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of Fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     The Fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and Bank Rate Monitor National Index of 2 1/2-year CD rates. The fund's performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. The performance of the fund may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

10   Information Regarding the Fund                 American Century Investments


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 16.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

     o   Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.

Prospectus                  How to Invest with American Century Investments   11


     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central Time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan", this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 11 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds. An exchange request will be processed the same day it is received if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the Benham Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 17.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

12 How to Invest with American Century Investments  American Century Investments


BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the phone (either with an Investor Services Representative or using our Automated Information Line--see page 14) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to receive the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 14.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the let-

Prospectus                  How to Invest with American Century Investments   13


ter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your fund's daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CHECKWRITING

     We offer CheckWriting as a service option for your account. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

     When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

     If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by phone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

     We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any

14 How to Invest with American Century Investments  American Century Investments


loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

TAX-QUALIFIED RETIREMENT PLANS

     The Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

     (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
          registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

Prospectus                  How to Invest with American Century Investments   15


     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

16 How to Invest with American Century Investments  American Century Investments


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment or redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the close of business on the Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Fund's procedures or any contractual arrangement with the Fund or the Fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the board of trustees.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of trustees.

     Pursuant to a determination by the Fund's board of trustees and Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), portfolio securities of the Fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Prospectus                           Additional Information You Should Know   17


WHERE TO FIND YIELD INFORMATION

     The yield of the Fund is published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on all of the other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income plus net realized gains on portfolio securities is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. (See "When Share Price is Determined," page 17.) If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

     The Fund does not expect to realize any long-term capital gains and, accordingly, does not expect to pay any capital gains distributions.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     The Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive

18   Additional Information You Should Know         American Century Investments


a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and its Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     The Fund is the sole series of the American Century Investment Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the board of trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment advisory agreement entered into with the Trust, Benham Management Corporation (the "Manager") serves as the investment manager of the Fund. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The Manager has been providing investment advisory services to investment companies and institutional clients since 1971.

     In June 1995, American Century Companies, Inc. ("ACC") acquired Benham Management International, Inc., the then-parent company of the Manager. ACC is the parent company of American Century Investment Management, Inc. ("ACIM"), which provides investment management services to many of the funds in the American Century family of funds. In the acquisition, the Manager became a wholly-owned subsidiary of ACC. Certain employees of the Manager will be providing investment management services to funds managed by ACIM, while certain ACIM employees provide investment management services to funds managed by the Manager.

     The Manager supervises and manages the investment portfolio of the Fund and directs the purchase and sale of its investment securities. The Manager utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund's portfolios and the Fund's asset mix as it deems appropriate in pursuit of the Fund's investment objective. Individual portfolio manager members of the team may also adjust portfolio holdings of the Fund or of sectors of the Fund as necessary between team meetings.

     The portfolio manager members of the teams managing the Fund described in this Prospectus and their work experience for the last five years are listed as follows:

Prospectus                           Additional Information You Should Know   19


     AMY O'DONNELL, Portfolio Manager, has been primarily responsible for the day-to-day operation of the Fund since its inception in November of 1993. Ms. O'Donnell joined American Century in 1987, and was promoted to her present position as a Portfolio Manager in 1992. She has a B.S. in business administration and an M.B.A. in Finance from California State University, Hayward.

     ROBERT V. GAHAGAN, Vice President and Portfolio Manager, is a member of the team that manages the Fund. Mr. Gahagan has a B.A. and M.B.A. from the University of Missouri in Kansas City and has over 12 years of investment experience. He joined American Century in 1983 and manages several other American Century funds.

     The activities of the Manager are subject only to direction of the Trust's Board of Trustees. For the services provided to the Fund, the Manager receives an annual fee which cannot exceed 0.50% of average daily net assets. The Manager's fee drops to a marginal rate of 0.19% of average daily net assets as the Trust's assets increase. Currently, however, the Fund is the sole series of the Trust. As a result, the fee rate is effectively applied to the Fund's average daily net assets.

CODE OF ETHICS

     The Fund and the Manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage the Fund.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (the "transfer agent") acts as transfer agent and dividend-paying agent for the Fund. It provides facilities, equipment and personnel to the Fund and is paid for such services by the Fund. For administrative services, the Fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds managed by the Manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets managed by the Manager increase. For transfer agent services, the Fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

     The Fund charges no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Fund at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

20   Additional Information You Should Know         American Century Investments


DISTRIBUTION OF FUND SHARES

     The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

EXPENSES

     The Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Fund's shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent trustee compensation.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     The Trust was organized as a Massachusetts business trust on June 16, 1993. The Trust is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its board of trustees.

     The principal office of the Trust is American Century Tower, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     The Fund is the sole series of the Trust which issues shares with no par value. Additional series of the Trust may be created in the future. In the event that such other series are created, the assets belonging to each series of shares will be held separately by the custodian and in effect each series will be a separate fund.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series of shares affected. Matters affecting only one Fund are voted upon only by that Fund.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

     Unless required by the 1940 Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. The Trust will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

     THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.

Prospectus                           Additional Information You Should Know   21


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

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